Capital structure and financing - C.3.3. Interest and other financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Interest and other financial expenses:
Interest expense on bonds and bank financing	$ (348)	$ (234)		$ (246)
Interest expense on (finance) leases	(157)	(91)		(65)
Early redemption charges	(10)	(4)		(43)
Others	(47)	(37)		(35)
Total interest and other financial expenses	$ (564)	$ (367)	[1]	$ (389)	[1]

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.